EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plan [Abstract]
Total contribution for employee benefits	¥ 27,109	¥ 39,756	¥ 42,931